Equity Investment in Real Estate and the Managed REITs (Details 5) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Investments in REITs
Equity method investments	$ 565,626	$ 538,749
Real Estate Investments
Investments in REITs
Equity method investments	212,481	84,737
Carrefour France SAS | Real Estate Investments
Investments in REITs
Equity method investments		20,014
Advanced Micro Devices | Real Estate Investments
Investments in REITs
Equity method investment, ownership percentage	33.00%
Equity method investments	23,667
Builders FirstSource, Inc. | Real Estate Investments
Investments in REITs
Equity method investment, ownership percentage	40.00%
Equity method investments	5,138
C1000 Logestiek Vastgoed B.V. | Real Estate Investments
Investments in REITs
Equity method investment, ownership percentage	15.00%
Equity method investments	14,929
Del Monte Corporation | Real Estate Investments
Investments in REITs
Equity method investment, ownership percentage	50.00%
Equity method investments	8,318
The Upper Deck Company | Real Estate Investments
Investments in REITs
Equity method investment, ownership percentage	50.00%
Equity method investments	7,198
Waldaschaff Automotive GmbH and Wagon Automotive Nagold GmbH | Real Estate Investments
Investments in REITs
Equity method investment, ownership percentage	33.00%
Equity method investments	6,323
The Talaria Company (Hinckley) | Real Estate Investments
Investments in REITs
Equity method investment, ownership percentage	30.00%
Equity method investments	7,702
PETsMart, Inc. | Real Estate Investments
Investments in REITs
Equity method investment, ownership percentage	30.00%
Equity method investments	3,808
SaarOTEC | Real Estate Investments
Investments in REITs
Equity method investment, ownership percentage	50.00%
Equity method investments	(116)
SchulerA.G. | Real Estate Investments
Investments in REITs
Equity method investment, ownership percentage	67.00%
Equity method investments	62,006	19,958
The New York Times Company | Real Estate Investments
Investments in REITs
Equity method investment, ownership percentage	18.00%
Equity method investments	20,584	19,647
Medica France, S.A. | Real Estate Investments
Investments in REITs
Equity method investments		4,430
U.S. Airways Group, Inc. | Real Estate Investments
Investments in REITs
Equity method investment, ownership percentage	75.00%
Equity method investments	7,995	7,415
Hologic, Inc. | Real Estate Investments
Investments in REITs
Equity method investments		4,429
Childtime Childcare, Inc. | Real Estate Investments
Investments in REITs
Equity method investments		4,419
Consolidated Systems, Inc. | Real Estate Investments
Investments in REITs
Equity method investment, ownership percentage	60.00%
Equity method investments	3,278	3,387
Hellweg Die Profi-Baumarkte GmbH & Co. K.G | Real Estate Investments
Investments in REITs
Equity method investment, ownership percentage	45.00%
Equity method investments	42,387	1,062
Symphony IRI Group, Inc. | Real Estate Investments
Investments in REITs
Equity method investments		(24)
Wanbishi Archives Co. Ltd. | Real Estate Investments
Investments in REITs
Equity method investment, ownership percentage	3.00%
Equity method investments	$ (736)